Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 26.3	$ 41.8
Addition for tax positions	3.7	4.4
Additions for tax positions taken in prior years	2.1	3.5
Reduction as a result of settlements	(6.6)	(14.3)
Reduction as a result of lapse of statute of limitations	(6.0)	(4.9)
Reduction for tax positions	0	(4.2)
Ending Balance	$ 19.5	$ 26.3